Common Stock And Share-Based Compensation (Performance Shares) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period for vesting of performance shares, years	3 years
Employee service share based compensation nonvested performance shares total compensation cost not yet recognized	$ 29
Weighted-average period (years)	1 year 3 months 0 days
Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, Number of Performance Shares	1,497,473
Granted, Number of Performance Shares	911,620
Vested, Number of Performance Shares	0
Forfeited, Number of Performance Shares	(617,773)	[1]
Nonvested at December 31, Number of Performance Shares	1,791,320		1,497,473
Nonvested at January 1, Weighted Average Exercise Price	$ 38.15
Granted, Weighted Average Exercise Price	33.45		41.93	33.91
Vested, Weighted Average Exercise Price	0
Forfeited, Weighted Average Exercise Price	34.22	[1]
Nonvested at December 31, Weighted Average Exercise Price	$ 37.85		$ 38.15

[1]	Includes performance shares that expired with zero value as performance targets were not met.